Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Current Assets [Abstract]
Due from Government institutions	$ 1,013	$ 424
Prepaid expenses	584	454
Advances to suppliers	361	290
Deposits for operating leases	113	69
Other	311	676
Other current assets	$ 2,382	$ 1,913